As filed with the Securities and Exchange Commission on July 8, 2019.

File No. 333-229242

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

Check appropriate box or boxes)

AIM International Mutual Funds

(Invesco International Mutual Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class C, Class R, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Global Focus Fund, Invesco Oppenheimer International Small-Mid Company Fund, Invesco Oppenheimer Global Fund, Invesco Oppenheimer Global Opportunities Fund, Invesco Oppenheimer Global Multi-Asset Growth Fund, Invesco Oppenheimer International Equity Fund and Invesco Oppenheimer International Growth Fund, each a series of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on February 19, 2019 (Accession no. 0001193125-19-044249).

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Fourth Amended and Restated Agreement and Declaration of Trust, effective as of April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic issuers, with limits up to $100,000,000 and an additional $20,000,000 of excess coverage (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc., and separate Sub-Advisory Agreements with Invesco Capital Management, LLC and Invesco Asset Management (India) Private Limited (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(42)

(2) Amendment No. 1, dated January 26, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(43)

(3) Form of Amendment No. 2, dated November 30, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(43)

(2)	Second Amended and Restated Bylaws, adopted effective October 26, 2016.(39)

(b)	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust and Articles IV, V and VI of the Second Amended and Restated Bylaws define rights of holders of shares.

(3) Voting Trust Agreements – None.

(4)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.(47)

(5)	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust and Articles IV, V and VI of the Second Amended and Restated Bylaws define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated November 25, 2003, between A I M Advisors, Inc. and Registrant.(13)

(2) Amendment No. 1, dated October 15, 2004, to Master Investment Advisory Agreement.(16)

(3) Amendment No. 2, dated July 1, 2007, to Master Investment Advisory Agreement.(22)

(4) Amendment No. 3, dated May 1, 2008, to Master Investment Advisory Agreement.(25)

(5) Amendment No. 4, dated January 1, 2010, to Master Investment Advisory Agreement.(27)

(6) Amendment No. 5, dated April 30, 2010, to Master Investment Advisory Agreement.(28)

(7) Amendment No. 6, dated July 30, 2012, to Master Investment Advisory Agreement.(32)

(8) Amendment No. 7, dated September 24, 2012, to Master Investment Advisory Agreement.(33)

(9) Amendment No. 8, dated December 21, 2015, to Master Investment Advisory Agreement.(37)

(10) Amendment No. 9, dated June 30, 2016, to Master Investment Advisory Agreement. (39)

(11) Amendment No. 10, dated July 1, 2016, to Master Investment Advisory Agreement.(39)

(12) Amendment No. 11, dated November 30, 2018, to Master Investment Advisory Agreement.(44)

(13) Form of Amendment No. 12, dated May 24, 2019, to Master Investment Advisory Agreement.(46)

(b)	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc.(24)

(2) Amendment No. 1, dated January 1, 2010, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of Registrant, and each of Invesco Trimark Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Advisers, Inc. (as successor by merger to Invesco Global Asset Management (N.A.), Inc.), Invesco Hong Kong Limited, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) and Invesco Senior Secured Management, Inc.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of Registrant, and each of Invesco Trimark Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Advisers, Inc. (as successor by merger to Invesco Global Asset Management (N.A.), Inc.), Invesco Hong Kong Limited, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) and Invesco Senior Secured Management, Inc.(28)

(4) Amendment No. 3, dated July 30, 2012, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Australia Limited, Invesco Honk Kong Limited and Invesco Senior Secured Management, Inc.(33)

(5) Amendment No. 4, dated September 24, 2012, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Australia Limited, Invesco Honk Kong Limited and Invesco Senior Secured Management, Inc.(33)

(6) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc. and Invesco Australia Limited.(36)

(7) Amendment No. 5, dated December 21, 2015, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Australia Limited, Invesco Honk Kong Limited and Invesco Senior Secured Management, Inc.(37)

(8) Amendment No. 6, dated June 30, 2016, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (39)

(9) Amendment No. 7, dated July 1, 2016, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(39)

(10) Form of Amendment No. 8, dated [November 30, 2018], to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(45)

(c)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(35)

(2) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(35)

(3) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(35)

(4) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(35)

(5) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(35)

(6) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(35)

(7) Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(35)

(8) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(35)

(9) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(36)

(10) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(37)

(11) Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (39)

(12) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(39)

(13) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(39)

(14) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(39)

(15) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(40)

(16) Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (42)

(17) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (42)

(18) Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011. (42)

(19) Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management LLC dated December 14, 2011.(45)

(20) Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated December 14, 2011.(45)

(d)

(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (45)

(2) Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (42)

(3) Form of Amendment No. 2 to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated [December 18, 2017]. (42)

(4) Amendment No. 3, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (45)

(5) Amendment No. 4, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (45)

(7)(a)	(1) Master Distribution Agreement, dated July 1, 2014 between the Registrant and Invesco Distributors, Inc.(35)

(2) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(35)

(3) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(35)

(4) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(36)

(5) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(36)

(6) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(36)

(7) Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(37)

(8) Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(38)

(9) Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(38)

(10) Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. (39)

(11) Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(39)

(12) Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(39)

(13) Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(39)

(14) Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(39)

(15) Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(39)

(16) Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(40)

(17) Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(42)

(18) Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(42)

(19) Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(45)

(20) Amendment No. 19, dated July 26, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(45)

(21) Amendment No. 20, dated November 1, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(45)

(b)	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(26)

(c)	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(26)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(34)

(b)	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board/Trustees on December 31, 2011.(35)

(2) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(37)

(9)(a)	Master Custodian Agreement between Registrant and State Street Bank and Trust dated June 1, 2018.(45)

(b)	Foreign Assets Delegation Agreement, dated November 6, 2006, between A I M Advisors, Inc. and Registrant.(22)

(10)(a)	(1) Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(39)

(2) Amendment No. 1, dated July 1, 2016 to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(39)

(3) Amendment No. 2, dated July 27, 2016 to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(39)

(4) Amendment No. 3, dated September 1, 2016 to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(41)

(5) Amendment No. 4, dated October 28, 2016 to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(41)

(6) Amendment No. 5, dated December 1, 2016 to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(41)

(7) Amendment No. 6, dated February 27, 2017 to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(42)

(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective July 1, 2016.(42)

(9) Amendment No. 8, dated December 15, 2017 to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(42)

(10) Amendment No. 9, dated December 18, 2017 to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(42)

(11) Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (45)

(12) Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (45)

(13) Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (45)

(14) Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan—Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (45)

(b)	(1) Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended.(36)

(2) Amendment No. 1, dated June 20, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended.(39)

(3) Amendment No. 2, dated June 28, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended.(39)

(4) Amendment No. 3, dated July 26, 2018, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015, as subsequently amended. (45)

(c)	Twenty-Fourth Amended and Restated Multiple Class Plan of the Invesco Family of Funds® effective December 12, 2001, as amended and restated July 30, 2018.(45)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(46)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.(47)

(13)(a)	(1) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 30, 2010, between Registrant and Invesco Investment Services, Inc.(28)

(2) Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(30)

(3) Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(30)

(4) Amendment No. 3, dated September 24, 2012, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(33)

(5) Amendment No. 4, dated January 1, 2014, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(34)

(6) Amendment No. 5, dated June 9, 2017, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(42)

(7) Amendment No. 6, dated January 26, 2018, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(42)

(b)	(1) Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between AIM Advisors, Inc. and Registrant.(20)

(2) Amendment No. 1, dated May 1, 2008, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisers, Inc. (formerly A I M Advisors, Inc.)) and Registrant.(28)

(3) Amendment No. 2, dated January 1, 2010, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc. (formerly A I M Advisors, Inc.)) and Registrant.(28)

(4) Amendment No. 3, dated April 30, 2010, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc. (as successor by merger to Invesco Aim Advisors, Inc. (formerly A I M Advisors, Inc.)) and Registrant.(28)

(5) Amendment No.4, dated July 1, 2012, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant.(32)

(6) Amendment No. 5, dated July 30, 2012, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant.(32)

(7) Amendment No. 6, dated September 24, 2012, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant.(33)

(8) Amendment No. 7, dated December 21, 2015, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant.(37)

(9) Amendment No. 8, dated June 30, 2016, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant. (39)

(10) Amendment No. 9, dated July 1, 2016, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant.(39)

(11) Amendment No. 10, dated November 30, 2018, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant. (45)

(12) Amendment No. 11, dated January 1, 2019, to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2006 between Invesco Advisers, Inc. and Registrant. (45)

(c)	Shareholder Sub-Accounting Services Agreement, dated as of October 1, 1993, among the Registrant, First Data Investor Services Group (formerly The Shareholder Services Group, Inc.), Financial Data Services, Inc. and Merrill Lynch Pierce Fenner & Smith, Inc.(1)

(d)	Eighth Amended and Restated Memorandum of Agreement, regarding securities lending, dated July 1, 2014, between Registrant and Invesco Advisers, Inc.(35)

(e)	Memorandum of Agreement, dated December 1, 2018, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (45)

(f)	Memorandum of Agreement, dated December 1, 2018, regarding expense limitations, between Registrant and Invesco Advisers, Inc. (45)

(g)	Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc. (39)

(14)	(1) Consent of KPMG LLP.(46)

(2) Consent of Cohen & Company, Ltd.(46)

(3) Consent of Stradley Ronon Stevens & Young, LLP.(46)

(15)	Omitted Financial Statements – Not Applicable.

(16)	Power of Attorney.(44)

(17)(a)	(1) Initial Capitalization Agreement, dated as of July 1, 1994, for AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund.(1)

(2) Initial Capitalization Agreement, dated November 3, 1997, for AIM Asian Growth Fund and AIM European Development Fund.(2)

(3) Initial Capitalization Agreement, dated September 28, 2007, for Institutional Class shares of AIM Global Aggressive Growth Fund and AIM Global Growth Fund.(22)

(4) Initial Capitalization Agreement, dated October 2, 2008, for Class Y shares of AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Growth Fund, AIM Global Small & Mid Cap Growth Fund, AIM International Core Equity Fund and AIM International Growth Fund.(26)

(5) Initial Capitalization Agreement, dated August 1, 2012, for Invesco Global Opportunities Fund and Invesco Select Opportunities Fund. (33)

(b)	(1) Invesco Advisers, Inc. Code of Ethics amended January 1, 2018, relating to Invesco Advisers, Inc. and any of its subsidiaries. (42)

(2) Invesco UK Code of Ethics dated 2019, relating to Invesco Asset Management Limited. (45)

(3) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Asset Management (Japan) Limited. (45)

(4) Invesco Hong Kong Limited Code of Ethics dated November 2018, relating to Invesco Hong Kong Limited. (42)

(5) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Canada. (45)

(6) Invesco EMEA (ex UK) Employees Code of Ethics dated 2018, relating to Invesco Asset Management Deutschland (GmbH). (45)

(7) Invesco Senior Secured Management Code of Ethics Policy revised August 2018 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2019. (42)

(8) Invesco Capital Management, LLC (formerly Invesco PowerShares Capital Management, LLC) Code of Ethics amended January 1, 2019. (45)

(9) Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended June 30, 2018 and Invesco Ltd. Code of Conduct dated October 2017 relating to Invesco Asset Management (India) PVT. LTD. (45)

(1)	Incorporated by reference to PEA No. 9, filed on February 28, 1996.
(2)	Incorporated by reference to PEA No. 14, filed on February 20, 1998.
(3)	Incorporated by reference to PEA No. 15, filed on December 23, 1998.
(4)	Incorporated by reference to PEA No. 17, filed on February 23, 2000.
(5)	Incorporated by reference to PEA No. 21, filed on June 20, 2000.
(6)	Incorporated by reference to PEA No. 22, filed on February 22, 2001.
(7)	Incorporated by reference to PEA No. 23, filed on December 28, 2001.
(8)	Incorporated by reference to PEA No. 24, filed on February 22, 2002.
(9)	Incorporated by reference to PEA No. 25, filed on April 4, 2002.
(10)	Incorporated by reference to PEA No. 26, filed on February 26, 2003.
(11)	Incorporated by reference to PEA No. 28, filed on July 7, 2003.
(12)	Incorporated by reference to PEA No. 29 filed on August 29, 2003.
(13)	Incorporated by reference to PEA No. 31, filed on February 25, 2004.
(14)	Previously filed with PEA No. 22 to the Registration Statement of INVESCO International Funds, Inc. on February 13, 2003 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM International Mutual Funds) and the date of the Agreement.)
(15)	Incorporated by reference to PEA No. 32, filed on March 1, 2004.
(16)	Incorporated by reference to PEA No. 33, filed on December 23, 2004.
(17)	Incorporated by reference to PEA No. 34, filed on February 28, 2005.
(18)	Incorporated by reference to PEA No. 35, filed on December 14, 2005.
(19)	Incorporated by reference to PEA No. 36, filed on February 23, 2006.
(20)	Incorporated by reference to PEA No. 37, filed on February 28, 2007.

(21)	Incorporated by reference to PEA No. 38, filed on July 28, 2007.
(22)	Incorporated by reference to PEA No. 39, filed on February 6, 2008.
(23)	Incorporated by reference to PEA No. 40, filed on February 19, 2008.
(24)	Incorporated by reference to PEA No. 41, filed on September 22, 2008.
(25)	Incorporated by reference to PEA No. 42, filed on February 25, 2009.
(26)	Incorporated by reference to PEA No. 43, filed on December 18, 2009.
(27)	Incorporated by reference to PEA No. 44, filed on February 26, 2010.
(28)	Incorporated by reference to PEA No. 45, filed on February 24, 2011.
(29)	Incorporated by reference to PEA No. 46, filed on March 3, 2011.
(30)	Incorporated by reference to PEA No. 49, filed on February 24, 2012.
(31)	Incorporated by reference to PEA No. 52, filed on July 27, 2012.
(32)	Incorporated by reference to PEA No. 56, filed on September 21, 2012.
(33)	Incorporated by reference to PEA No. 58, filed on February 26, 2013.
(34)	Incorporated by reference to PEA No. 60, filed on February 26, 2014.
(35)	Incorporated by reference to PEA No. 62, filed on February 25, 2015.
(36)	Incorporated by reference to PEA No. 64, filed on October 7, 2015.
(37)	Incorporated by reference to PEA No. 66, filed on February 24, 2016.
(38)	Incorporated by reference to PEA No. 68, filed on May 11, 2016.
(39) (40)	Incorporated by reference to PEA No. 70, filed on February 24, 2017. Incorporated by reference to PEA No. 72, filed on March 31, 2017.
(41)	Incorporated by reference to PEA No. 74, filed on June 6, 2017
(42)	Incorporated by reference to PEA No. 76, filed on February 26, 2018.
(43)	Incorporated by reference to PEA No. 78, filed on November 2, 2018.
(44)	Incorporated by reference to PEA No. 80, filed on January 23, 2019.
(45)	Incorporated by reference to PEA No. 82, filed on February 27, 2019.
(46) (47)	Incorporated by reference to PEA No. 84, filed on May 23, 2019. Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 8th day of July, 2019.

Registrant:	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	July 8, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	July 8, 2019
(David C. Arch)

	Trustee	July 8, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	July 8, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	July 8, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	July 8, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	July 8, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	July 8, 2019
(Eli Jones)

	Trustee	July 8, 2019
(Elizabeth Krentzman)

	Trustee	July 8, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	July 8, 2019
(Prema Mathai-Davis)

	Trustee	July 8, 2019
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	July 8, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	July 8, 2019
(Ann Barnett Stern)

SIGNATURES	TITLE	DATE

/s/ Raymond Stickel, Jr.*	Trustee	July 8, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	July 8, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	July 8, 2019
(Robert C. Troccoli)

	Trustee	July 8, 2019
(Daniel S. Vandivort)

	Trustee	July 8, 2019
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	July 8, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	July 8, 2019
(Kelli Gallegos)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 14, 2018, filed in the Registrant’s Form N-14 on January 14, 2019.

INDEX

Exhibit Number	Description

4	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.

12	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.